Shareholder Fees {- Fidelity Advisor® Capital Development Fund}	Nov. 28, 2020 USD ($)
09.30 Destiny Portfolios: Fidelity Advisor Capital Development Fund-O PRO-05 | Fidelity Advisor® Capital Development Fund
Shareholder Fees:
(fees paid directly from your investment)	none